Goodwill and Intangible Assets	6 Months Ended
Jun. 30, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill and intangible assets
Note 4: Goodwill and intangible assets
There were no changes to the carrying amount of goodwill in the three months ended June 30, 2022.Changes in the carrying amount of intangible assets were as follows (in thousands):

		June 30, 2022			December 31, 2021
	Useful life	Gross amount	Accum. Amort	Net Amount	Gross amount	Accum. Amort	Net Amount
Trademarks	indefinite	$50,000	$—	$50,000	$50,000	$—	$50,000
Customer relationships	4 years	75,000	(75,000)	—	75,000	(75,000)	—
Purchased technology	5 years	45,423	(45,423)	—	45,423	(41,811)	3,612
Development costs	3 years	9,486	(9,486)	—	9,486	(9,486)	—
Software	4 years	2,459	(2,403)	56	2,463	(2,396)	67

Total		$182,368	$(132,312)	$50,056	$182,372	$(128,693)	$53,679

The following reflects amortization expense related to intangible assets included with depreciation and amortization:

	Three months ended June 30,		Six months ended June 30,
	2022	2021	2022	2021
Amortization Expense	1.4 million	5.8 million	3.6 million	13.2 million